Description of the Plan - Contribution (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Maximum annual compensation percentage	90.00%
Maximum annual compensation	$ 23,500
Minimum service period for Plan eligibility	90 days
Employer matching amount	$ 7,800,863	$ 7,473,781
Additional employer contribution for WRAP	2,325,715	$ 2,308,451
Amount of qualified non-elective contributions	$ 602
First 3% of employee contribution
Description of the Plan
Eligible compensation percentage	3.00%
Employer match percentage	100.00%
Next 3% of employee contribution
Description of the Plan
Eligible compensation percentage	3.00%
Employer match percentage	50.00%